First Great-West Life & Annuity Insurance Company
50 Main Street
White Plains, New York 10606

May 3, 2010

VIA EDGAR TRANSMISSION
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Variable Annuity–1 Series Account of
First Great-West Life & Annuity Insurance Company
Certification Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-130820; 811-08183

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for Variable Annuity-1 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.
The form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Amendment No. 5 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement; and

2.
The text of Amendment No. 5 to the Account’s registration statement on Form N-4, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 23, 2010.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-1130.

Variable Annuity-1 Series Account of
First Great-West Life & Annuity Insurance Company
(Registrant)

By: /s/ W. Michael Cirelli

W. Michael Cirelli
Counsel
Great-West Life & Annuity Insurance Company